Debt, 2nd CMBFL Facility (Details) $ in Thousands	Oct. 31, 2025 USD ($)	May 01, 2024 USD ($) Installment
M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Purchase price of vessel	$ 25,500
2nd CMBFL Facility [Member]
Debt [Abstract]
Face amount		$ 28,000
Term of time charter		7 years
Number of payment installments | Installment		28
Frequency of periodic payment		quarterly
Installment payment		$ 500
Balloon payment payable at maturity		$ 14,000
Term of variable rate		3 months
Basis spread on variable rate		2.60%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Amortization of deferred finance fees	494
2nd CMBFL Facility [Member] | M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Purchase fees	$ 459